S000039195 [Member] Investment Objectives and Goals - AB Select US Long/Short Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AB Select US Long/Short Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.